Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO VARIABLE TRUST

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND

WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND

WELLS FARGO ADVANTAGE VT DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND

WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE VT MONEY MARKET FUND

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Supplement dated December 1, 2009, to the Statement of Additional Information dated May 1, 2009, as previously supplemented on June 19, 2009, July 2, 2009, and August 12, 2009.

This supplement contains important information about the Funds referenced above.

All Funds

On November 11, 2009, the Board of Trustees (the “Board”) accepted the resignation of David Berardi as Treasurer of Wells Fargo Funds Trust (the “Trust”) and appointed Kasey Phillips as Treasurer of the Trust and David Berardi as an Assistant Treasurer of the Trust effective November 1, 2009. As a result, the information regarding David Berardi under the “Management - Trustees and Officers” section beginning on page 25 of the Statement of Additional Information is deleted and replaced with the following:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Kasey Phillips, 38	Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2006 and currently the Treasurer of the Evergreen Funds since 2005. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

N/A
David Berardi, 34	Assistant Treasurer, since 2009	Vice President of Evergreen Investment Management Company, LLC since 1999 and Manager of Fund Reporting and Control since 2004.	N/A

In addition, the following is hereby deleted from the end of the second sentence of the second paragraph under the “Management - Trustees and Officers” section:

, except that the person occupying the office of Treasurer varies for specified Funds.